Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of (Provision) Recovery Of Income And Capital Taxes

	Year Ended December 31,
	2012	2011
Deferred income taxes	$18,690	$9,268
Capital and other taxes	(53,030)	(8,618)

	$(34,340)	$650

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2012	2011
Deferred income tax assets
Long-term investments	$28,428	$49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	18,812	32,064

	636,218	568,998
Valuation allowance	(588,662)	(535,936)

Net deferred income tax assets	47,556	33,062

Deferred income tax liabilities
Property, plant and equipment	—	15,282

	—	15,282

Deferred income tax assets, net	$47,556	$17,780

Schedule Of Reconciliation Of (Provision) Recovery Of Income And Capital Taxes

	Year Ended December 31,
	2012	2011
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.0% in 2012 and 26.5% in 2011 applied to the net loss from continuing operations	$136,776	$160,656
Add (deduct)
Lower foreign tax rates	4,927	2,628
Tax benefit of losses not recognized	(124,037)	(73,557)
Capital and other taxes	(53,030)	(8,618)
Foreign exchange and other	1,024	(80,459)

(Provision) recovery of income and capital taxes	$(34,340)	$650

Schedule Of Unused Tax Losses

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$251,025	$253,024	2013 to 2032
Australia	Australian	$460,792	$478,855	(a)
Mongolia	Mongolian Tugrik	706,803,502	$508,308	2013 to 2020
Indonesia	Indonesian Rupiah	140,202,525	$14,317	2013 to 2017
Hong Kong	Hong Kong	$95,348	$12,302	(b)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
(b)	These losses are carried forward indefinitely.

Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination

Canada	2005 to 2012
Mongolia	2007 to 2012
Australia	2008 to 2012